787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

August 1, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Allocation Target Shares
BATS: Series A Portfolio BATS: Series C Portfolio BATS: Series E Portfolio BATS: Series M Portfolio BATS: Series P Portfolio BATS: Series S Portfolio BATS: Series V Portfolio

Post-Effective Amendment No. 62 under the Securities Act of 1933 and Amendment No. 64 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 333-109980 and File No. 811-21457)

Ladies and Gentlemen:

On behalf of BlackRock Allocation Target Shares (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 85 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series E Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio, BATS: Series S Portfolio and BATS: Series V Portfolio, each a series of the Registrant (each, a “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the investment strategies of each of BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series E Portfolio, BATS: Series M Portfolio and BATS: Series V Portfolio (the “Repurposed Funds”) since the Funds’ prior annual update filing, Post-Effective Amendment No. 61, filed pursuant to Rule 485(b), which became effective on July 29, 2025. No changes are being made to the investment strategies of BATS: Series P Portfolio and BATS: Series S Portfolio. Consequently, on behalf of the Registrant, we request that the Registration Statement be given selective review by the Staff limited to the Repurposed Funds.1

In addition, we note that the Funds will be renamed as follows:

•	“BATS: Series A Portfolio” will be renamed “BATS: Securitized Total Return Series”

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

BRUSSELS CHICAGO DALLAS FRANKFURT HAMBURG HOUSTON  LONDON LOS ANGELES

MILAN MUNICH NEW YORK PALO ALTO PARIS ROME SAN FRANCISCO WASHINGTON

August 1, 2025

•	“BATS: Series C Portfolio” will be renamed “BATS: Corporate Credit Total Return Series”

•	“BATS: Series E Portfolio” will be renamed “BATS: High Income Municipal Series”

•	“BATS: Series I Portfolio” will be renamed “BATS: High Income Taxable Series”

•	“BATS: Series M Portfolio” will be renamed “BATS: Mortgage Total Return Series”

•	“BATS: Series P Portfolio” will be renamed “BATS: Interest Rate Hedge Series”

•	“BATS: Series S Portfolio” will be renamed “BATS: Short Duration Taxable Total Return Series”

•	“BATS: Series V Portfolio” will be renamed “BATS: Short Term Municipal Income Series”

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8168.

Very truly yours,

/s/ Leanne Aban
Leanne Aban

Enclosures

cc:	Jessica A. Holly, Esq., BlackRock, Inc. Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP Anthony Geron, Esq., Willkie Farr & Gallagher LLP